FEDERATED INCOME SECURITIES TRUST

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

December 31, 2012

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED INCOME SECURITIES TRUST

FEDERATED MUNI AND STOCK ADVANTAGE FUND (the “Fund”)

A Class

B Class

C Class

F Class

IS Class

1933 Act File No. 33-3164

1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated December 31, 2012, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 119 on December 28, 2012.

If you have any questions regarding this certification, please contact me at (412) 288-7268.

Very truly yours,

/s/ George Magera

George Magera

Assistant Secretary